UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03504

UBS RMA Tax-Free Fund Inc.

(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.

UBS Global Asset Management

51 West 52nd Street

New York, NY 10019-6114

(Name and address of agent for service)

Copy to:

Jack W. Murphy, Esq.

Dechert LLP

1775 I Street, N.W.

Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: June 30

Date of reporting period: March 31, 2009

Item 1. Schedule of Investments

UBS RMA Tax-Free Fund Inc.

Schedule of investments – March 31, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—87.66%
Alabama—0.36%
Mobile Industrial Development Board, Dock and Wharf Revenue Refunding (Holnam, Inc. Project), Series A,
0.500%, VRD	15,665,000	15,665,000
Montgomery Industrial Development Board Pollution Control & Solid Waste Disposal Refunding (General Electric Co. Project),
0.200%, VRD	9,350,000	9,350,000

		25,015,000

Alaska—2.09%
Alaska International Airports Revenue Refunding (System), Series A,
0.600%, VRD	7,000,000	7,000,000
Valdez Marine Terminal Revenue Refunding (BP Pipelines, Inc. Project),
0.150%, VRD	4,600,000	4,600,000
Series A,
0.300%, VRD	13,400,000	13,400,000
Series B,
0.300%, VRD	77,440,000	77,440,000
Valdez Marine Terminal Revenue Refunding (ExxonMobil Pipeline Co. Project),
Series A,
0.150%, VRD	17,000,000	17,000,000
Series B,
0.150%, VRD	10,750,000	10,750,000
Series C,
0.150%, VRD	15,970,000	15,970,000

		146,160,000

Arizona—1.33%
Apache County Industrial Development Authority (Tucson Electric Power Co.-Springerville Project),
Series B,
0.600%, VRD	11,200,000	11,200,000
Series C,
0.430%, VRD	35,000,000	35,000,000
Arizona Board of Regents Certificates of Participation (Morgan Stanley Floater Certificates), Series 1918 (AMBAC Insured),
0.540%, VRD(1),(2)	16,710,000	16,710,000
Pima County Industrial Development Authority Revenue (Industrial Development-Tucson Electric Power),
0.370%, VRD	10,000,000	10,000,000
Pima County Industrial Development Authority (Tucson Electric Power Co.-Irvington Project), Series A,
0.600%, VRD	8,200,000	8,200,000
Salt River Project Agricultural Improvement & Power District Electric Systems Revenue (JP Morgan PUTTERs),
Series 3030,
0.470%, VRD(1),(2)	6,460,000	6,460,000
Series 3242,
0.470%, VRD(1),(2)	5,695,000	5,695,000

		93,265,000

California—2.73%
Bay Area Toll Authority Toll Bridge Revenue (Bay Area), Series A,
0.200%, VRD	45,000,000	45,000,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – March 31, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
California—(concluded)
Bay Area Toll Authority Toll Bridge Revenue (Citigroup Eagle Class A Certificates 20080056),
0.480%, VRD(1),(2)	10,000,000	10,000,000
California Statewide Communities Development Authority Revenue (Cottage Health Systems), Series A,
0.250%, VRD	50,000,000	50,000,000
California Statewide Communities Development Authority Revenue (Kaiser Permanente),
Series A,
0.250%, VRD	3,300,000	3,300,000
Series C,
0.200%, VRD	22,160,000	22,160,000
Series M,
0.250%, VRD	6,800,000	6,800,000
California Statewide Communities Development Authority Revenue, Series J,
0.250%, VRD	10,000,000	10,000,000
East Bay Municipal Utility District Water Systems Revenue Refunding, Subseries B-3,
0.200%, VRD	20,000,000	20,000,000
Metropolitan Water District Southern California Waterworks Revenue Refunding,
Series A,
0.230%, VRD	4,900,000	4,900,000
Series A-2,
0.260%, VRD	1,000,000	1,000,000
Oakland Certificates of Participation (Capital Equipment Project),
0.200%, VRD	11,800,000	11,800,000
San Francisco City & County Finance Corp. Lease Revenue Refunding (Moscone Center 2008-2),
0.300%, VRD	6,200,000	6,200,000

		191,160,000

Colorado—1.51%
Aurora Water Improvement Revenue (JP Morgan PUTTERs), Series 2010 (AMBAC Insured),
0.840%, VRD(1),(2)	15,085,000	15,085,000
Colorado Educational & Cultural Facilities Authority Revenue (National Jewish Federation Board Program),
Series A-4,
0.500%, VRD	490,000	490,000
Series A-5,
0.500%, VRD	2,600,000	2,600,000
Series C-6,
0.500%, VRD	3,000,000	3,000,000
Series C-7,
0.500%, VRD	5,100,000	5,100,000
Colorado Educational & Cultural Facilities Authority Revenue (Nature Conservancy Project), Series A,
0.420%, VRD	2,100,000	2,100,000
Colorado Health Facilities Authority Revenue (Exampla, Inc.),
0.410%, VRD	3,900,000	3,900,000
Colorado Health Facilities Authority Revenue Refunding (The Evangelical),
0.500%, VRD	5,305,000	5,305,000
Denver City & County Airport Revenue System,
Subseries C2,
0.700%, VRD(3)	28,500,000	28,500,000
Subseries C3,
0.700%, VRD(3)	28,500,000	28,500,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – March 31, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Colorado—(concluded)
El Paso County Revenue (YMCA Pikes Peak Region Project),
0.470%, VRD	10,845,000	10,845,000

		105,425,000

Connecticut—1.04%
Connecticut State Health & Educational Facilities Authority Revenue (Citigroup ROCS, Series RR-II-R-12227),
0.580%, VRD(1),(2)	5,000,000	5,000,000
Connecticut State Health & Educational Facilities Authority Revenue (Wesleyan University), Series D,
0.600%, VRD	7,000,000	7,000,000
Connecticut State Health & Educational Facilities Authority Revenue (Yale University),
Series V-1,
0.200%, VRD	100,000	100,000
Series V-2,
0.200%, VRD	700,000	700,000
Series X-2,
0.200%, VRD	48,175,000	48,175,000
Series Y-2,
0.200%, VRD	3,100,000	3,100,000
Series Y-3,
0.200%, VRD	1,900,000	1,900,000
Connecticut State, Series C,
4.000%, due 11/01/09	6,500,000	6,571,250

		72,546,250

Delaware—0.26%
Delaware River & Bay Authority Revenue Refunding,
0.250%, VRD	3,800,000	3,800,000
University of Delaware Revenue,
0.310%, VRD	1,090,000	1,090,000
Series A,
0.400%, VRD	13,670,000	13,670,000

		18,560,000

District of Columbia—0.27%
District of Columbia Revenue (George University Washington), Series C,
0.400%, VRD	9,025,000	9,025,000
District of Columbia, Series C,
0.400%, VRD	9,640,000	9,640,000

		18,665,000

Florida—2.22%
Florida State Board of Education (Public Education Capital Outlay Bonds),
Series C (Bank of America Austin Certificates, Series 2008-1054),
0.490%, VRD(1),(2)	13,225,000	13,225,000
Series E (Bank of America Austin Certificates, Series 2008-1059),
0.490%, VRD(1),(2)	8,335,000	8,335,000
Gainesville Utilities System Revenue, Series B,
0.400%, VRD	7,335,000	7,335,000
JEA Electric System Revenue,
Series B-3,
1.500%, VRD	20,425,000	20,425,000
Series B-4,
1.500%, VRD	19,095,000	19,095,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – March 31, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Florida—(concluded)
Series Three-C-1,
0.330%, VRD	12,365,000	12,365,000
Series Three-C-2,
0.330%, VRD	22,810,000	22,810,000
Series Three-C-3,
0.380%, VRD	11,280,000	11,280,000
Subseries D,
0.550%, VRD	7,820,000	7,820,000
Lee Memorial Health System Hospital Revenue, Series C,
0.580%, VRD	2,000,000	2,000,000
Miami Health Facilities Authority (Catholic Health East),
0.550%, VRD	15,870,000	15,870,000
Orange County Tourist Development Tax Revenue (Pre-refunded with State & Local Government Securities to 10/01/09 @ 100) (AMBAC Insured),
5.750%, due 10/01/09	14,745,000	14,991,784

		155,551,784

Georgia—4.02%
Atlanta Tax Allocation (Westside Project), Series A,
0.470%, VRD	31,095,000	31,095,000
Atlanta Water & Wastewater Revenue,
0.470%, VRD	75,695,000	75,695,000
De Kalb County Development Authority Revenue (Atlanta Jewish Community Center),
0.500%, VRD	3,665,000	3,665,000
De Kalb Private Hospital Authority Revenue Anticipation Certificates (Children’s Healthcare Atlanta),
0.500%, VRD	29,310,000	29,310,000
Gainesville & Hall County Hospital Authority Revenue Anticipation Certificates (Northeast Georgia Health Systems),
Series B,
0.500%, VRD	8,000,000	8,000,000
Series C,
0.500%, VRD	8,000,000	8,000,000
Series D,
0.500%, VRD	8,000,000	8,000,000
Houston County Hospital Authority Revenue,
0.570%, VRD	5,885,000	5,885,000
Private Colleges & Universities Authority Revenue (Emory University),
Series A, (Mandatory Put 07/07/09 @ 100),
1.750%, due 07/07/09	8,000,000	8,000,000
Series B,
0.200%, VRD	14,235,000	14,235,000
Series B-1,
0.270%, VRD	10,000,000	10,000,000
Series B-2,
0.250%, VRD	5,200,000	5,200,000
Series B-3,
0.260%, VRD	14,475,000	14,475,000
Series C-3,
0.250%, VRD	7,800,000	7,800,000
Series C-4,
0.250%, VRD	18,325,000	18,325,000
Series C-5,
0.260%, VRD	18,325,000	18,325,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – March 31, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Georgia—(concluded)
South Fulton Municipal Regional Water & Sewer Authority Revenue,
0.550%, VRD	15,000,000	15,000,000

		281,010,000

Idaho—0.73%
Idaho Health Facilities Authority Revenue (St. Lukes Health System Project), Series B,
0.420%, VRD	13,000,000	13,000,000
Idaho Tax Anticipation Notes,
3.000%, due 06/30/09	38,000,000	38,117,821

		51,117,821

Illinois—4.59%
Chicago Board of Education Refunding (Dedicated Revenues), Series A-1,
0.500%, VRD	4,900,000	4,900,000
Chicago (Citigroup Eagle Class A Certificates 20070059) (FGIC Insured),
0.880%, VRD(1),(2)	17,500,000	17,500,000
Chicago O’Hare International Airport Revenue (Second Lien), Series C,
0.550%, VRD	46,700,000	46,700,000
Chicago Water Revenue, Subseries 04-3,
0.460%, VRD	3,225,000	3,225,000
Cook County (Capital Improvement), Series B,
0.550%, VRD	10,000,000	10,000,000
Cook County (JP Morgan PUTTERs, Series 1269) (AMBAC Insured),
0.840%, VRD(1),(2)	8,010,000	8,010,000
Cook County Sales Tax Anticipation Notes,
3.000%, due 08/03/09	12,300,000	12,358,220
Cook County School District No. 036 Winnetka (Morgan Stanley Floater Certificates), Series 1919,
0.440%, VRD(1),(2)	9,490,000	9,490,000
Illinois Development Finance Authority Revenue (Chicago Symphony Orchestra),
0.400%, VRD	11,400,000	11,400,000
Illinois Development Finance Authority Revenue (Francis W. Parker School Project),
0.430%, VRD	14,100,000	14,100,000
Illinois Development Finance Authority Revenue (Lyric Opera Chicago Project),
0.350%, VRD	10,200,000	10,200,000
Illinois Finance Authority Revenue (Advocate Health Care), Subseries B-5,
0.480%, VRD	18,210,000	18,210,000
Illinois Finance Authority Revenue (Beloit Memorial Hospital Inc.), Series A, (Radian Group, Inc. Insured),
0.430%, VRD	37,875,000	37,875,000
Illinois Finance Authority Revenue (Carle Foundation),
Series C,
0.300%, VRD	1,800,000	1,800,000
Series E,
0.300%, VRD	6,100,000	6,100,000
Illinois Finance Authority Revenue (Cristo Rey Jesuit School Project),
0.550%, VRD	7,300,000	7,300,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – March 31, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Illinois—(concluded)
Illinois Finance Authority Revenue (Elmhurst College),
0.550%, VRD	12,500,000	12,500,000
Illinois Finance Authority Revenue (Northwestern Memorial Hospital),
Series A-2,
0.350%, VRD	23,500,000	23,500,000
Series A-4,
0.350%, VRD	20,000,000	20,000,000
Illinois Finance Authority Revenue (Northwestern University), Subseries A,
0.260%, VRD	13,275,000	13,275,000
Illinois Finance Authority Revenue (Rush University Medical Center), Series A,
0.320%, VRD	3,700,000	3,700,000
Lombard Revenue (National University Health Sciences Project),
0.500%, VRD	9,100,000	9,100,000
Quincy Revenue Refunding (Blessing Hospital),
0.250%, VRD	10,800,000	10,800,000
Western Springs Special Assesment (Timber Trails Project),
0.700%, VRD	9,161,000	9,161,000

		321,204,220

Indiana—2.55%
Indiana Development Finance Authority Revenue (Educational Facilities-Eiteljorg Museum),
0.500%, VRD	9,400,000	9,400,000
Indiana Finance Authority Environmental Revenue Refunding (Duke Energy Industrial Project),
Series A-1,
0.700%, VRD(3)	6,000,000	6,000,000
Series A-3,
0.750%, VRD(3)	10,300,000	10,300,000
Series A-5,
0.580%, VRD(3)	8,000,000	8,000,000
Indiana State Finance Authority Revenue (Ascension Health),
Series CR-E-1,
0.310%, VRD	11,550,000	11,550,000
Series CR-E-2,
0.250%, VRD	10,000,000	10,000,000
Series CR-E-3,
0.250%, VRD	23,000,000	23,000,000
Indiana State Finance Authority Revenue Refunding (Trinity Health),
Series D-1,
0.430%, VRD	21,000,000	21,000,000
Series D-2,
0.430%, VRD	21,250,000	21,250,000
Purdue University Revenues (Student Fee),
Series S,
0.200%, VRD	3,705,000	3,705,000
Series T,
0.200%, VRD	10,165,000	10,165,000
St. Joseph County Industrial Educational Facilities Revenue (University of Notre Dame Du Lac Project),
0.320%, VRD	44,100,000	44,100,000

		178,470,000

Iowa—0.14%
Iowa State School Cash Anticipation Program (Iowa School Corps.), Series B,
3.000%, due 01/21/10	9,500,000	9,667,536

UBS RMA Tax-Free Fund Inc.

Schedule of investments – March 31, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Kentucky—2.51%
Boone County Pollution Control Revenue (Duke Energy, Inc. Project), Series A,
0.420%, VRD	7,000,000	7,000,000
Breckinridge County Lease Program Revenue (Kentucky Association Leasing Trust), Series A,
0.400%, VRD	23,180,000	23,180,000
Christian County Association of Leasing Trust Lease Program,
Series A,
0.400%, VRD	5,050,000	5,050,000
Series B,
0.400%, VRD	27,455,000	27,455,000
Kentucky Asset Liability Commission General Fund Revenue Tax & Revenue Anticipation Notes, Series A,
3.000%, due 06/25/09	40,000,000	40,111,660
Lexington-Fayette Urban County Airport Board General Airport Revenue Refunding,
Series A,
0.750%, VRD(3)	8,875,000	8,875,000
Series B,
0.500%, VRD	4,400,000	4,400,000
Pendleton County Multi-County Lease Revenue (Associated Counties Leasing Program),
0.600%, VRD	40,000,000	40,000,000
Shelby County Lease Revenue, Series A,
0.400%, VRD	11,610,000	11,610,000
Trimble County Association of Counties Leasing Trust Lease Program Revenue, Series A,
0.400%, VRD	5,000,000	5,000,000
Williamstown League of Cities Funding Trust Lease Revenue, Series B,
0.490%, VRD	3,000,000	3,000,000

		175,681,660

Louisiana—0.24%
East Baton Rouge Parish Pollution Control Revenue Refunding (ExxonMobil Project),
0.100%, VRD	16,865,000	16,865,000

Maine—0.14%
Maine Health & Higher Educational Facilities Authority Revenue (JP Morgan PUTTERs, Series 1973) (AMBAC Insured),
0.840%, VRD(1),(2)	9,875,000	9,875,000

Maryland—1.84%
Maryland Economic Development Corp. Revenue (Howard Hughes Medical), Series A,
0.250%, VRD	9,500,000	9,500,000
Maryland Health & Higher Educational Facilities Authority Revenue (Pooled Loan Program), Series B,
0.430%, VRD	43,575,000	43,575,000
Maryland State Health & Higher Educational Facilities Authority Revenue (John Hopkins University),
Series A,
0.350%, VRD	4,900,000	4,900,000
Series B,
0.240%, VRD	31,930,000	31,930,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – March 31, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Maryland—(concluded)
Montgomery County Economic Development Revenue (George Meany Center for Labor),
0.550%, VRD	16,045,000	16,045,000
Washington Suburban Sanitation District Bond Anticipation Notes, Series A,
0.450%, VRD	23,000,000	23,000,000

		128,950,000

Massachusetts—8.19%
Bedford Bond Anticipation Notes,
2.500%, due 07/24/09	20,000,000	20,061,529
Massachusetts Bay Transportation Authority Revenue Assessment, Series A (Bank of America Macon Certificates, Series 2007-331),
0.440%, VRD(1),(2)	27,980,000	27,980,000
Massachusetts Health & Educational Facilities Authority Revenue (Harvard University),
Series BB,
0.200%, VRD	15,815,000	15,815,000
Series L,
0.170%, VRD	14,250,000	14,250,000
Series Y,
0.270%, VRD	30,000,000	30,000,000
Massachusetts Health & Educational Facilities Authority Revenue (Massachusetts Institute of Technology), Series J-1,
0.200%, VRD	18,300,000	18,300,000
Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University),
Series T-2, (Mandatory Put 05/28/09 @ 100),
2.250%, due 05/28/09	11,700,000	11,700,000
Series T-3, (Mandatory Put 06/11/09 @ 100),
2.250%, due 06/11/09	7,700,000	7,700,000
Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare System), Series D-2,
0.200%, VRD	32,000,000	32,000,000
Massachusetts Health & Educational Facilities Authority Revenue (Tufts University),
Series N-1,
0.200%, VRD	2,400,000	2,400,000
Series N-2,
0.200%, VRD	9,600,000	9,600,000
Massachusetts Health & Educational Facilities Authority Revenue (Wellesley College),
Series G,
0.200%, VRD	700,000	700,000
Series I,
0.200%, VRD	13,400,000	13,400,000
Massachusetts Health & Educational Facilities Authority Revenue (Williams College), Series J,
0.350%, VRD	14,524,000	14,524,000
Massachusetts Industrial Finance Agency Revenue Capital Appreciation (Mass Biomedical), Series A-2,
2.008%, due 08/01/09(4)	2,000,000	1,986,756
Massachusetts School Building Authority Dedicated Sales Tax Revenue (Citigroup ROCS, Series RR-II-R-12193) (FSA Insured),
0.870%, VRD(1),(2)	13,115,000	13,115,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – March 31, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Massachusetts—(concluded)
Massachusetts State (Bank of America Austin Certificates, Series 2008-1203),
0.440%, VRD(1),(2)	9,500,000	9,500,000
Massachusetts State Refunding,
Series A,
0.450%, VRD	85,530,000	85,530,000
Series B,
0.330%, VRD	13,950,000	13,950,000
Series B,
0.520%, VRD	30,000,000	30,000,000
Series C,
0.850%, VRD	66,300,000	66,300,000
Massachusetts State Revenue Anticipation Notes,
Series B,
4.000%, due 04/30/09	35,000,000	35,049,417
Series C,
4.000%, due 05/29/09	15,000,000	15,042,312
Massachusetts Water Resources Authority (Citigroup ROCS, Series RR-II-R-11316) (FSA Insured),
0.850%, VRD(1),(2)	7,985,000	7,985,000
Massachusetts Water Resources Authority Refunding (General),
Series A,
1.500%, VRD	42,600,000	42,600,000
Series F,
0.230%, VRD	16,090,000	16,090,000
Merrimack Valley Regional Transit Authority Revenue Anticipation Notes,
3.500%, due 06/26/09	9,300,000	9,323,532
Montachusett Regional Transit Authority Revenue Anticipation Notes,
2.750%, due 08/12/09	8,000,000	8,016,213

		572,918,759

Michigan—3.48%
Kent Hospital Finance Authority Revenue Refunding (Spectrum Health), Series B-2,
0.500%, VRD	64,100,000	64,100,000
Michigan Hospital Finance Authority Revenue (Ascension Health),
Series CR-B-1,
0.310%, VRD	22,290,000	22,290,000
Series CR-B-2,
0.250%, VRD	10,000,000	10,000,000
Series CR-B-3,
0.310%, VRD	38,600,000	38,600,000
Series CR-B-5,
0.310%, VRD	20,600,000	20,600,000
Series CR-B-6,
0.250%, VRD	17,500,000	17,500,000
Michigan Municipal Bond Authority Revenue Anticipation Notes (State Clean Water),
3.000%, due 07/15/09	15,000,000	15,091,335
Michigan State Hospital Finance Authority Revenue (Ascension Health Senior Credit),
Series B-4,
0.250%, VRD	6,500,000	6,500,000
Series B-8,
0.250%, VRD	6,100,000	6,100,000
Michigan State Hospital Finance Authority Revenue (Trinity Health Credit), Series F,
0.400%, VRD	6,300,000	6,300,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – March 31, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Michigan—(concluded)
University of Michigan Revenues (Hospital),
Series A,
0.250%, VRD	18,630,000	18,630,000
Series A,
0.400%, VRD	2,700,000	2,700,000
Series B,
0.200%, VRD	9,500,000	9,500,000
University of Michigan University Revenues Refunding (Medical Service Plan), Series A-1,
0.250%, VRD	5,420,000	5,420,000

		243,331,335

Minnesota—0.25%
Midwest Consortium of Municipal Utilities Revenue (Draw Down-Association Financing Program), Series B,
0.470%, VRD	10,395,000	10,395,000
Rochester Health Care Facilities Revenue (Mayo Clinic), Series D, (Mandatory Put 04/01/10 @ 100),
0.700%, due 04/01/10	7,000,000	7,000,000

		17,395,000

Mississippi—1.17%
Jackson County Pollution Control Revenue Refunding (Chevron U.S.A, Inc. Project),
0.250%, VRD	2,000,000	2,000,000
Mississippi Business Finance Corp. Gulf Opportunity Zone (Chevron U.S.A, Inc. Project), Series B,
0.700%, VRD	25,000,000	25,000,000
Mississippi Business Finance Corp. Revenue (Jackson Medium Mall Foundation Project),
0.500%, VRD	9,400,000	9,400,000
Mississippi Development Bank Special Obligation (East Mississippi Correctional), Series B,
0.550%, VRD	12,000,000	12,000,000
Mississippi Hospital Equipment & Facilities Authority Revenue (North Mississippi Health Services), Series 1,
0.400%, VRD	13,400,000	13,400,000
Mississippi Hospital Equipment & Facilities Authority Revenue (North Mississippi), Series 1,
0.400%, VRD	10,695,000	10,695,000
Mississippi State (Capital Improvement), Series E,
2.000%, VRD	9,730,000	9,730,000

		82,225,000

Missouri—0.70%
Curators University of Missouri Systems Facilities Revenue, Series B,
0.240%, VRD	18,405,000	18,405,000
Missouri Health & Educational Facilities Authority Health Facilities Revenue (BJC Health System),
Series A,
0.270%, VRD	5,000,000	5,000,000
Series E,
0.220%, VRD	14,700,000	14,700,000
University of Missouri University Revenues (Systems Facilities), Series B,
0.400%, VRD	10,800,000	10,800,000

		48,905,000

Montana—0.25%
Forsyth Pollution Control Revenue Refunding (PacifiCorp Project),
0.550%, VRD	2,300,000	2,300,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – March 31, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Montana—(concluded)
Montana Facility Finance Authority Revenue (Sisters of Charity Health Systems),
0.460%, VRD	15,200,000	15,200,000

		17,500,000

Nevada—0.09%
Clark County Airport Revenue (Systems-Sub Lien), Series D-1,
0.500%, VRD	6,600,000	6,600,000

New Hampshire—0.73%
Cheshire County Tax Anticipation Notes, Series A,
4.500%, due 12/31/09	6,900,000	6,950,397
New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College),
0.300%, VRD	34,740,000	34,740,000
Strafford County Tax Anticipation Notes, Series A,
4.500%, due 12/31/09	9,500,000	9,569,440

		51,259,837

New Mexico—0.62%
Bernalillo County Tax & Revenue Anticipation Notes,
3.000%, due 06/30/09	22,000,000	22,067,700
New Mexico Hospital Equipment Loan Council Hospital Revenue (Presbyterian Healthcare),
Series C,
0.400%, VRD	10,500,000	10,500,000
Series D,
0.400%, VRD	10,700,000	10,700,000

		43,267,700

New York—1.85%
New York City (Citigroup ROCS RR-II-R-11726),
0.590%, VRD(1),(2)	10,400,000	10,400,000
New York City (Fiscal 2008), Subseries J-10,
0.330%, VRD	11,110,000	11,110,000
New York City Housing Development Corp. Multi-Family Mortgage Revenue (The Crest), Series A,
0.500%, VRD	17,800,000	17,800,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Citigroup Eagle Class A Certificates 20070112),
0.590%, VRD(1),(2)	11,800,000	11,800,000
New York City Transitional Finance Authority Revenue (Future Tax Secured), Series A,
0.300%, VRD	6,400,000	6,400,000
New York City Transitional Finance Authority Revenue (New York City Recovery), Series 1, Subseries 1D,
0.450%, VRD	3,800,000	3,800,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Rockefeller), Series A-2,
0.270%, VRD	8,500,000	8,500,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – March 31, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
New York—(concluded)
New York State Housing Finance Agency Revenue (Normandie Court I Project),
0.390%, VRD	1,000,000	1,000,000
New York State Urban Development Corp. Revenue (State Facilities), Series A3B,
2.500%, VRD	54,515,000	54,515,000
New York, Subseries I-1 (Bank of America Austin Certificates, Series 2008-1052),
0.440%, VRD(1),(2)	4,425,000	4,425,000

		129,750,000

North Carolina—7.44%
Charlotte Water & Sewer System Revenue Refunding, Series C,
0.550%, VRD	67,660,000	67,660,000
Charlotte Water & Sewer System Revenue, Series B,
0.470%, VRD	78,040,000	78,040,000
Mecklenburg County Certificates of Participation,
0.550%, VRD	7,100,000	7,100,000
Series A,
0.350%, VRD	54,695,000	54,695,000
Mecklenburg County,
Series B,
0.470%, VRD	35,725,000	35,725,000
Series B,
0.550%, VRD	23,900,000	23,900,000
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue (Gardener-Webb University),
0.570%, VRD	5,250,000	5,250,000
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue (Wake Forest University), Series B,
0.450%, VRD	6,450,000	6,450,000
North Carolina Educational Facilities Finance Agency Educational Facilities Revenue (Charlotte Latin),
0.500%, VRD	5,050,000	5,050,000
North Carolina Educational Facilities Finance Agency Revenue (Duke University Project), Series B,
0.200%, VRD	5,785,000	5,785,000
North Carolina Medical Care Commission Health Care Facilities Revenue (Watauga Medical Center Project),
0.470%, VRD	16,700,000	16,700,000
North Carolina (Public Improvement),
Series D,
0.550%, VRD	11,100,000	11,100,000
Series F,
0.290%, VRD	15,000,000	15,000,000
Series G,
0.250%, VRD	4,650,000	4,650,000
North Carolina Refunding,
Series B,
0.420%, VRD	21,790,000	21,790,000
Series C,
0.500%, VRD	44,895,000	44,895,000
Raleigh Certificates of Participation (Downtown Improvement Project), Series B-1,
0.470%, VRD	48,000,000	48,000,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – March 31, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
North Carolina—(concluded)
Rowan County Industrial Facilities & Pollution Control Financing Authority (Rowan County YMCA Project),
0.570%, VRD	2,700,000	2,700,000
University of North Carolina Hospital Chapel Hill Revenue Refunding, Series A,
0.250%, VRD	12,600,000	12,600,000
0.550%, VRD	19,815,000	19,815,000
University of North Carolina Hospital Chapel Hill Revenue, Series B
0.350%, VRD	9,605,000	9,605,000
Wake County, Series A,
0.440%, VRD	10,000,000	10,000,000
Winston-Salem Water & Sewer System Revenue Refunding, Series C,
1.500%, VRD	14,185,000	14,185,000

		520,695,000

Ohio—6.80%
Butler County Capital Funding Revenue (CCAO Low Cost Capital), Series A,
0.470%, VRD	6,665,000	6,665,000
Cleveland Airport System Revenue, Series A,
0.550%, VRD(3)	3,075,000	3,075,000
Cleveland-Cuyahoga County Port Authority Revenue (Carnegie/89th Garage Project),
0.400%, VRD	35,000,000	35,000,000
Cleveland-Cuyahoga County Port Authority Revenue (Special Buildings 1&3 LLC),
0.400%, VRD	31,275,000	31,275,000
Cleveland Water Revenue, Series R,
0.250%, VRD	4,500,000	4,500,000
Cleveland Waterworks Revenue, Series Q,
0.550%, VRD	8,300,000	8,300,000
Columbus (Purpose), Series A,
5.000%, due 09/01/09	10,125,000	10,268,899
Franklin County Hospital Revenue Refunding and Improvement (US Health Corp.), Series A,
0.410%, VRD	34,450,000	34,450,000
Franklin County Hospital Revenue Refunding (US Health Corp.), Series B,
0.410%, VRD	2,240,000	2,240,000
Lucas County Bond Anticipation Notes,
3.000%, due 07/30/09	7,000,000	7,029,412
Middletown Hospital Facilities Revenue (Atrium Medical Center),
Series A,
0.300%, VRD	10,000,000	10,000,000
Series B,
0.300%, VRD	10,000,000	10,000,000
Montgomery County Revenue (Catholic Health), Series B-1,
0.320%, VRD	32,250,000	32,250,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – March 31, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Ohio—(concluded)
Ohio Air Quality Development Authority Revenue Refunding (Coll Dayton Power & Light), Series B,
0.550%, VRD(3)	8,350,000	8,350,000
Ohio (Common Schools), Series D,
0.290%, VRD	42,700,000	42,700,000
Ohio Educational Facilities Communication Revenue Hospital (JP Morgan PUTTERs, Series 3139),
0.470%, VRD(1),(2)	6,225,000	6,225,000
Ohio Higher Educational Facilities Revenue (Oberlin College Project),
0.310%, VRD	14,900,000	14,900,000
Series A,
0.310%, VRD	33,585,000	33,585,000
Ohio Higher Educational Facility Commission Revenue Hospital (Cleveland Clinic), Series B-3,
0.300%, VRD	29,875,000	29,875,000
Ohio Refunding Infrastructure Improvement, Series B,
0.290%, VRD	21,515,000	21,515,000
Ohio State Higher Educational Facility Commission Revenue (Hospital Cleveland Clinic), Series B-2,
0.300%, VRD	1,700,000	1,700,000
Ohio State University General Receipts,
0.300%, VRD	10,000,000	10,000,000
Series B,
0.200%, VRD	29,300,000	29,300,000
Ohio Water Development Authority Pollution Control Facilities Revenue Refunding (Firstenergy General Corp.), Series A,
0.300%, VRD	11,310,000	11,310,000
Ohio Water Development Authority Pollution Control Facilities Revenue Refunding (Firstenergy Nuclear), Series B,
0.470%, VRD	71,695,000	71,695,000

		476,208,311

Oklahoma—0.36%
Oklahoma Student Loan Authority Revenue (Senior Student Loan), Series IIA-1,
0.800%, VRD(3)	25,000,000	25,000,000

Oregon—2.64%
Clackamas County Hospital Facility Authority Revenue (Legacy Health System), Series C,
0.410%, VRD	13,700,000	13,700,000
Oregon,
Series 73 E,
0.270%, VRD	6,000,000	6,000,000
Series 73 G,
0.300%, VRD	25,100,000	25,100,000
Series 73 H,
0.350%, VRD	59,800,000	59,800,000
Oregon Tax Anticipation Notes, Series A,
3.000%, due 06/30/09	45,000,000	45,141,750
Portland Tax Anticipation Notes,
3.000%, due 06/25/09	29,075,000	29,175,032

UBS RMA Tax-Free Fund Inc.

Schedule of investments – March 31, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Oregon—(concluded)
Salem Hospital Facility Authority Revenue (Salem Hospital Project), Series B,
0.300%, VRD	6,000,000	6,000,000

		184,916,782

Pennsylvania—2.34%
Adams County Industrial Development Authority Revenue (Gettysburg College), Series B,
0.300%, VRD	5,000,000	5,000,000
Beaver County Industrial Development Authority Pollution Control Revenue Refunding (Firstenergy Generation),
0.300%, VRD	17,300,000	17,300,000
Geisinger Authority Health Systems (Geisinger Health Systems),
Series B,
0.300%, VRD	12,500,000	12,500,000
Series C,
0.300%, VRD	6,000,000	6,000,000
Lackawanna County Industrial Development Authority Revenue (Scranton Preparation School Project),
0.480%, VRD	14,700,000	14,700,000
Montgomery County, Series A,
0.330%, VRD	36,285,000	36,285,000
Moon Industrial Development Authority Community Facilities Revenue (YMCA Greater Pittsburgh Project),
0.490%, VRD	3,370,000	3,370,000
Northampton County General Purpose Authority Revenue Higher Education (Lehigh University),
0.400%, VRD	11,200,000	11,200,000
Philadelphia Airport Revenue Refunding, Series C,
0.550%, VRD(3)	20,000,000	20,000,000
University of Pittsburgh of the Commonwealth Systems of Higher Education (University Capital Project),
Series A,
2.500%, due 09/15/09	8,000,000	8,059,923
Series B,
0.540%, VRD	14,200,000	14,200,000
Washington County Authority Revenue Refunding (University of Pennsylvania),
0.200%, VRD	15,000,000	15,000,000

		163,614,923

Rhode Island—0.51%
Rhode Island Industrial Facilities Corp. Marine Terminal Revenue Refunding (ExxonMobil Project),
0.150%, VRD	900,000	900,000
Rhode Island State & Providence Plantations Tax Anticipation Notes,
3.500%, due 06/30/09	35,000,000	35,111,161

		36,011,161

UBS RMA Tax-Free Fund Inc.

Schedule of investments – March 31, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
South Carolina—0.19%
South Carolina Public Service Authority Revenue (JP Morgan PUTTERs, Series 2019) (AMBAC Insured),
0.840%, VRD(1),(2)	13,215,000	13,215,000

South Dakota—0.40%
Lawrence County Pollution Control Revenue Refunding (Homestake Mining), Series B,
0.450%, VRD	3,300,000	3,300,000
Lawrence County Solid Waste Disposal Revenue (Homestake Mining), Series A,
0.620%, VRD(3)	6,000,000	6,000,000
Sioux Falls Sales Tax Revenue (Morgan Stanley Floater Certificates), Series 1886 (MBIA, Inc. Insured),
0.540%, VRD(1),(2)	11,935,000	11,935,000
South Dakota Health & Educational Facilities Authority Revenue (Regional Health),
0.400%, VRD	7,000,000	7,000,000

		28,235,000

Tennessee—2.59%
Memphis Electric Systems Revenue (JP Morgan PUTTERs, Series 1798) (MBIA, Inc. Insured),
0.840%, VRD(1),(2)	6,560,000	6,560,000
Memphis Health Educational & Housing Facility Board Multi Family Housing Revenue (Ashland Lakes II Apartments Project), Series A,
0.630%, VRD	11,500,000	11,500,000
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue (Vanderbilt University),
Series A,
0.250%, VRD	12,005,000	12,005,000
Series A-1,
0.250%, VRD	32,900,000	32,900,000
Metropolitan Government of Nashville & Davidson County, Industrial Development Board Revenue (YMCA Projects),
0.550%, VRD	23,660,000	23,699,916
Shelby County Public Improvement and School, Series B,
0.400%, VRD	78,550,000	78,550,000
Shelby County Refunding, Series C,
2.000%, VRD	16,000,000	16,000,000

		181,214,916

Texas—12.37%
Alamo Community College District (Citigroup ROCS, Series RR-II-R-883WF) (FGIC Insured),
0.790%, VRD(1),(2)	7,595,000	7,595,000
Burleson Independent School District (Citigroup ROCS, Series RR-II-R-11597) (PSF-GTD),
0.600%, VRD(1),(2)	1,250,000	1,250,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – March 31, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Texas—(continued)
Cypress-Fairbanks Independent School District (Citigroup ROCS, Series RR-II-R-12104) (PSF-GTD),
0.590%, VRD(1),(2)	14,850,000	14,850,000
Fort Bend County (JP Morgan PUTTERs, Series 1326) (FGIC Insured),
0.940%, VRD(1),(2)	8,275,000	8,275,000
Grand Prairie Independent School District (Citigroup ROCS, Series RR-II-R-11161) (PSF-GTD),
0.600%, VRD(1),(2)	3,790,000	3,790,000
Gulf Coast Waste Disposal Authority Pollution Control Revenue Refunding (Amoco Oil),
0.150%, VRD	29,500,000	29,500,000
Harris County Cultural Education Facilities Finance Corp. Revenue (YMCA Greater Houston), Series A,
0.500%, VRD	6,000,000	6,000,000
Harris County Cultural Education Facilities Finance Corp. Special Facilities Revenue Refunding (Texas Medical Center), Subseries B-1,
0.400%, VRD	4,850,000	4,850,000
Harris County Health Facilities Development Corp. Hospital Revenue Refunding (Texas Children’s Hospital), Series 3,
2.100%, VRD	19,870,000	19,870,000
Harris County Health Facilities Development Corp. Revenue Refunding (Methodist Hospital Systems),
Series A-1,
0.300%, VRD	86,500,000	86,500,000
Series A-2,
0.300%, VRD	71,700,000	71,700,000
Harris County Health Facilities Development Corp. Revenue Refunding (St. Luke’s Espiscopal), Series A,
0.400%, VRD	19,820,000	19,820,000
Houston Higher Education Finance Corp. Higher Education Revenue (Rice University Project),
Series A,
0.200%, VRD	20,800,000	20,800,000
Series B,
0.400%, VRD	7,000,000	7,000,000
Houston Higher Education Finance Corp. Higher Education Revenue Refunding (Rice University Project), Series A,
0.350%, VRD	35,305,000	35,305,000
Houston Higher Education Finance Corp. Revenue (Citigroup Eagle Class A Certificates 20070077),
0.590%, VRD(1),(2)	2,000,000	2,000,000
Lamar Consolidated Independent School District (Citigroup Eagle Class A Certificates 20070045) (PSF-GTD),
0.600%, VRD(1),(2)	4,950,000	4,950,000
Laredo (Morgan Stanley Floater Certificates), Series 2065 (MBIA, Inc. Insured),
0.540%, VRD(1),(2)	18,250,000	18,250,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – March 31, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Texas—(concluded)
Lower Neches Valley Authority Industrial Development Corp. Exempt Facilities Revenue Refunding (ExxonMobil Project),
Series A,
0.200%, VRD	20,055,000	20,055,000
Series A-2,
0.150%, VRD	2,625,000	2,625,000
Lubbock Health Facilities Development Corp. Revenue (First Mortgage-Carillon Project) (Pre-refunded with US Government Securities to 07/01/09 @ 102), Series A,
6.500%, due 07/01/09	5,800,000	5,895,076
North East Independent School District (Citigroup Eagle Class A Certificates 20070123) (PSF-GTD),
0.590%, VRD(1),(2)	8,935,000	8,935,000
San Antonio Education Facilities Corp. Revenue (University Incarnate Word Project),
0.450%, VRD	3,300,000	3,300,000
San Antonio Electric & Gas (Systems-Junior Lien),
0.500%, VRD	54,700,000	54,700,000
Southwest Higher Education Authority (Southern Methodist University),
0.400%, VRD	8,300,000	8,300,000
Tarrant County Cultural Education Facilities Finance Corp. Revenue (Texas Health Resources), Series A,
0.330%, VRD	6,500,000	6,500,000
Texas (Citigroup Eagle Class A Certificates 20070139),
0.600%, VRD(1),(2)	8,685,000	8,685,000
Texas State (Veteran Housing Assistance Fund II), Series A,
0.550%, VRD(3)	10,000,000	10,000,000
Texas Tax & Revenue Anticipation Notes,
3.000%, due 08/28/09	280,000,000	281,566,827
University of Texas Permanent University Funding System,
Series A,
0.150%, VRD	16,500,000	16,500,000
Series A,
0.300%, VRD	11,800,000	11,800,000
University of Texas University Revenues (Financing Systems),
Series B,
0.200%, VRD	2,750,000	2,750,000
Series B,
0.230%, VRD	11,300,000	11,300,000
University of Texas University Revenues Refunding (Financing System), Series B,
0.250%, VRD	50,325,000	50,325,000

		865,541,903

Utah—0.83%
Murray City Hospital Revenue (IHC Health Services, Inc.),
Series C,
0.400%, VRD	2,400,000	2,400,000
Series D,
0.300%, VRD	5,000,000	5,000,000
Salt Lake City Tax and Revenue Anticipation Notes,
3.000%, due 06/30/09	25,000,000	25,076,310

UBS RMA Tax-Free Fund Inc.

Schedule of investments – March 31, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Utah—(concluded)
Tooele City Industrial Development Revenue (Conestogo Wood Special Corp.),
0.670%, VRD(3)	9,455,000	9,455,000
Weber County Hospital Revenue (IHC Health Services), Series A,
0.500%, VRD	15,900,000	15,900,000

		57,831,310

Vermont—0.11%
Vermont Educational & Health Buildings Financing Agency Revenue (Middlebury College Project), Series B, (Put 11/02/09 @ 100)
1.750%, due 11/02/09	7,700,000	7,700,000

Virginia—1.09%
Hanover County Economic Development Authority Revenue Refunding (Bon Secours Health), Series D-2,
0.400%, VRD	6,880,000	6,880,000
Henrico County Economic Development Authority Revenue Refunding (Bon Secours Health), Series D,
0.500%, VRD	6,835,000	6,835,000
Loudoun County Industrial Development Authority Revenue (Howard Hughes Medical),
Series A,
0.290%, VRD	5,325,000	5,325,000
Series C,
0.350%, VRD	3,850,000	3,850,000
Norfolk Economic Development Authority Revenue Refunding (Bon Secours Health), Series D-1,
0.500%, VRD	6,215,000	6,215,000
Richmond Public Utilities Revenue (Citigroup ROCS, Series RR-II-R-11262) (FSA Insured),
0.880%, VRD(1),(2)	4,875,000	4,875,000
University of Virginia University Revenues (General), Series A,
0.200%, VRD	10,000,000	10,000,000
Virginia Small Business Financing Authority Revenue Refunding (Children’s Hospital Kings),
0.470%, VRD	32,050,000	32,050,000

		76,030,000

Washington—2.52%
Central Puget Sound Regional Transportation Authority Sales & Use Tax Revenue (JP Morgan PUTTERs, Series 2643Z),
0.470%, VRD(1),(2)	5,000,000	5,000,000
King County (JP Morgan PUTTERs, Series 2541),
0.470%, VRD(1),(2)	5,700,000	5,700,000
King County Sewer Revenue (Junior Lien),
Series A,
0.380%, VRD	36,195,000	36,195,000
Series B,
0.350%, VRD	31,950,000	31,950,000
Kitsap County Consolidated Housing Authority Revenue (Harborside Condominiums Project),
0.550%, VRD	19,205,000	19,205,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – March 31, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Washington—(concluded)
Snohomish County Public Utility District No. 001 Electric Revenue System (NTS Second), Series A,
3.750%, due 08/05/09	9,000,000	9,044,405
Tulalip Tribes of the Tulalip Reservation Revenue Refunding (Capital Projects),
0.450%, VRD	10,000,000	10,000,000
Washington (Citigroup ROCS, Series RR-II-R-11145) (FSA Insured),
0.880%, VRD(1),(2)	6,770,000	6,770,000
Washington Health Care Facilities Authority Revenue (Catholic Health),
Series A-4,
0.200%, VRD	11,000,000	11,000,000
Series A-6,
0.200%, VRD	19,790,000	19,790,000
Washington Health Care Facilities Authority Revenue (PeaceHealth), Series D,
0.350%, VRD	4,200,000	4,200,000
Washington Health Care Facilities Authority Revenue (Southwest Washington Medical Center), Series B,
0.620%, VRD	6,975,000	6,975,000
Washington, Series VR 96B,
0.300%, VRD	10,700,000	10,700,000

		176,529,405

Wisconsin—1.06%
Pleasant Prairie Pollution Control Revenue Refunding (Electric),
0.500%, VRD	9,100,000	9,100,000
University Hospitals & Clinics Authority Revenue Refunding, Series A,
0.500%, VRD	4,870,000	4,870,000
Wisconsin Center District Tax Revenue, Series A,
0.500%, VRD	10,000,000	10,000,000
Wisconsin Health & Educational Facilities Authority Health Care Facilities Revenue (Luther Hospital), (Mandatory Put 04/15/09 @ 100),
1.680%, due 04/15/09	27,600,000	27,600,000
Wisconsin Health & Educational Facilities Authority Revenue (Fort Healthcare, Inc.), Series A,
0.430%, VRD	7,200,000	7,200,000
Wisconsin Health & Educational Facilities Authority Revenue (Wheaton Franciscan Services), Series B,
0.410%, VRD	15,200,000	15,200,000

		73,970,000

Wyoming—0.51%
Lincoln County Pollution Control Revenue (ExxonMobil Project),
0.100%, VRD	28,700,000	28,700,000
Sublette County Pollution Control Revenue (ExxonMobil Project),
0.100%, VRD	2,400,000	2,400,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – March 31, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(concluded)
Wyoming—(concluded)
Uinta County Pollution Control Revenue Refunding (Amoco Project),
0.150%, VRD	4,400,000	4,400,000

		35,500,000

Total municipal bonds and notes (cost—$6,134,555,613)		6,134,555,613

Tax-exempt commercial paper—9.44%
California—0.49%
Kaiser Permanente,
0.600%, due 05/07/09	20,000,000	20,000,000
San Diego County Water,
1.850%, due 04/02/09	14,550,000	14,550,000

		34,550,000

Connecticut—0.21%
Yale University,
0.450%, due 06/01/09	11,040,000	11,040,000
0.550%, due 06/01/09	4,000,000	4,000,000

		15,040,000

District of Columbia—0.09%
Washington, D.C. Metropolitan Area Transit Authority,
0.700%, due 05/08/09	6,000,000	6,000,000

Florida—1.90%
Florida Local Government,
0.650%, due 06/01/09	133,227,000	133,227,000

Georgia—0.72%
Emory University,
0.600%, due 06/22/09	20,296,000	20,296,000
Metropolitan Atlanta Rapid Trqansit,
2.000%, due 04/07/09	30,000,000	30,000,000

		50,296,000

Illinois—0.58%
Evaston Hospital,
1.500%, due 04/02/09	25,000,000	25,000,000
Illinois Educational Facilities Authority Revenue,
0.550%, due 06/19/09	15,700,000	15,700,000

		40,700,000

Maryland—0.24%
Baltimore County,
0.500%, due 05/11/09	15,500,000	15,500,000
John Hopkins,
0.400%, due 04/07/09	1,000,000	1,000,000

		16,500,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – March 31, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Tax-exempt commercial paper—(continued)
Massachusetts—0.29%
Harvard University,
0.350%, due 06/19/09	12,000,000	12,000,000
Partners Healthcare Systems,
0.900%, due 04/06/09	8,000,000	8,000,000

		20,000,000

Michigan—0.47%
University of Michigan,
0.450%, due 05/01/09	33,000,000	33,000,000

Nebraska—0.40%
Omaha Public Power District,
0.650%, due 06/09/09	28,000,000	28,000,000

Nevada—0.26%
Clark County,
0.450%, due 04/01/09	18,000,000	18,000,000

New Jersey—0.11%
Chambers Cogen,
1.850%, due 04/03/09	8,000,000	8,000,000

Ohio—0.29%
Cleveland Clinic,
0.580%, due 05/01/09	20,000,000	20,000,000

Tennessee—0.38%
Tennessee State School Bond Authority,
0.500%, due 04/07/09	15,000,000	15,000,000
0.700%, due 04/07/09	2,300,000	2,300,000
0.750%, due 04/07/09	9,079,000	9,079,000

		26,379,000

Texas—1.79%
Bexar Metropolitan Water District,
0.350%, due 04/02/09	30,000,000	30,000,000
City of Houston, Houston Hotel Occupancy Tax,
0.550%, due 06/01/09	7,350,000	7,350,000
Dallas Water & Sewer,
0.400%, due 04/03/09	28,358,000	28,358,000
Texas Department of Transportation,
0.850%, due 05/01/09	20,000,000	20,000,000
Texas Public Finance Authority,
0.500%, due 06/12/09	10,000,000	10,000,000
University of Texas,
0.150%, due 04/06/09	7,000,000	7,000,000
0.200%, due 04/07/09	10,700,000	10,700,000
0.500%, due 06/12/09	11,500,000	11,500,000

		124,908,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – March 31, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Tax-exempt commercial paper—(concluded)
Utah—0.24%
Intermountain Power Agency,
0.500%, due 04/03/09	17,000,000	17,000,000

Virginia—0.14%
University of Virginia Foundation,
0.400%, due 06/12/09	10,000,000	10,000,000

Washington—0.74%
King County,
0.550%, due 05/04/09	15,000,000	15,000,000
King County Sewer Revenue,
0.400%, due 04/07/09	18,000,000	18,000,000
Port of Tacoma,
0.500%, due 04/03/09	18,300,000	18,300,000
0.800%, due 04/03/09	385,000	385,000

		51,685,000

Wyoming—0.10%
PacifiCorp.,
0.550%, due 05/14/09	7,050,000	7,050,000

Total tax-exempt commercial paper (cost—$660,335,000)		660,335,000

	Number of Shares
Repurchase agreement—0.00%
Repurchase agreement dated 03/31/09 with State Street Bank & Trust Co., 0.010%, due 04/01/09, collateralized by $58,354 Federal Home Loan Bank obligations, 4.375% due 09/17/10 and $60,280 US Treasury Bills, zero coupon due 07/02/09 to 07/16/09; (value—$121,381); proceeds: $119,000 (cost—$119,000)	119,000	119,000

Money market funds(5)—2.67%
AIM Tax Free Investments,
0.440%	67,300,000	67,300,000
BlackRock Liquidity Fund Municipal Fund Portfolio Institutional Class,
0.756%	119,500,000	119,500,000

Total money market funds (cost—$186,800,000)		186,800,000

Total investments (cost—$6,981,809,613 which approximates cost for federal income tax purposes)[6]— 99.77%		6,981,809,613

Other assets in excess of liabilities—0.23%		15,802,243

Net assets (applicable to 6,998,281,343 shares of common stock outstanding equivalent to $1.00 per share)—100.00%		6,997,611,856

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 4.99% of net assets as of March 31, 2009, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(2)

The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

(3)	Security subject to Alternative Minimum Tax.

(4)	Zero coupon bond; interest rate represents annualized yield at date of purchase.

UBS RMA Tax-Free Fund Inc.

Schedule of investments – March 31, 2009 (unaudited)

(5)	Rates shown reflect yields at March 31, 2009.

(6)

Investments are valued at amortized cost, unless the Fund’s Board of Directors determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

On July 1, 2008, the Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical investments.

Level 2 - Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3 - Unobservable inputs inclusive of the Fund’s own assumptions in determining the value of investments.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments:

	Quoted prices in active markets for identical investments (Level 1) ($)	Significant other observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Investments, at value	—	6,981,809,613	—	6,981,809,613

AMBAC	American Municipal Bond Assurance Corporation

CCAO	County Commissioners Association of Ohio

CR	Custodial Receipts

FGIC	Financial Guaranty Insurance Company

FSA	Financial Security Assurance

GTD	Guaranteed

PSF	Permanent School Fund

PUTTERs	Puttable Tax-Exempt Receipts

ROCS	Reset Option Certificates

VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of March 31, 2009 and reset periodically.

Weighted average maturity—19 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated December 31, 2008.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS RMA Tax-Free Fund Inc.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date: May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date: May 29, 2009

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date: May 29, 2009